INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loss before provision for income taxes	$ (7,847,638)	$ 1,198,321
Domestic [Member]
Loss before provision for income taxes	(8,365,297)	(2,901,276)
Foreign [Member]
Loss before provision for income taxes	$ 517,659	$ 4,099,597